Restructuring and Impairment Charges (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Details of Restructuring Expenses
The following is a summary of the charges recorded during the year ended December 31, 2011:

In millions	Segment
Type of Charge	Semiconductor Materials	Solar Energy	Total	Statement of Operations Classification

Restructuring	$281.9	$57.6	$339.5	Restructuring charges
Long-lived asset impairment (see Note 8)	234.7	130.7	365.4	Long-lived asset impairment charges
Goodwill impairment (see Note 9)	—	384.1	384.1	Goodwill impairment charges
Investment and joint venture impairments (see Note 5)	—	78.9	78.9	Other, net and equity in loss of joint ventures
Inventory adjustments and other (see Note 6)	22.4	74.3	96.7	Cost of goods sold

2011 Global Plan [Member]
Restructuring Cost and Reserve [Line Items]
Details of Restructuring Expenses
Details of the 2013 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

							As of December 31, 2013
In millions	Accrued January 1, 2013	Year-to-date Restructuring Charges (Reversals)	Cash Payments	Non-Cash Settlements	Currency	Accrued December 31, 2013	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$31.7	$(10.9)	$(0.3)	$—	$0.8	$21.3	$52.3	$52.3
Contract termination	134.5	0.5	(60.5)	(34.8)	0.5	40.2	165.1	165.1
Other	38.3	(1.1)	(12.4)	(1.6)	1.1	24.3	48.6	48.6
Total	$204.5	$(11.5)	$(73.2)	$(36.4)	$2.4	$85.8	$266.0	$266.0

Details of the 2012 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

						As of December 31, 2012
In millions	Accrued January 1, 2012	Year-to-date Restructuring Charges (Reversals)	Cash Payments	Currency	Accrued December 31, 2012	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$60.2	$—	$(27.8)	$(0.7)	$31.7	$63.2	$63.2
Contract termination	260.0	(93.4)	(34.3)	2.2	134.5	164.6	164.6
Other	51.1	(2.1)	(11.9)	1.2	38.3	49.7	49.7
Total	$371.3	$(95.5)	$(74.0)	$2.7	$204.5	$277.5	$277.5